Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accrued expenses and other current liabilities
Accrued payroll and benefits	$ 704,597	$ 416,896
Accrued audit and tax fees	179,223
Accrued professional fees, and other	194,790	404,461
Accrued R&D fees	466,076
Accrued other	194,694	165,263
Total amount of accrued expenses and other current liabilities	1,739,380	986,620
Accrued expenses and other non-current liabilities
Reserve for litigation TUM		327,937
Accrued other, non-current	23,852	6,051
Total amount of accrued expenses and other non-current liabilities	23,852	333,988
Total amount of accrued expenses and other liabilities	$ 1,763,232	$ 1,320,608